Exhibit 99.1

World Omni Auto Receivables Trust 2015-A
Monthly Servicer Certificate
March 31, 2016

Dates Covered
Collections Period	03/01/16 - 03/31/16
Interest Accrual Period	03/15/16 - 04/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/16	447,639,125.01	24,709
Yield Supplement Overcollateralization Amount 02/29/16	16,823,513.84	0
Receivables Balance 02/29/16	464,462,638.85	24,709
Principal Payments	17,927,016.56	806
Defaulted Receivables	1,046,163.33	60
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/16	15,979,288.28	0
Pool Balance at 03/31/16	429,510,170.68	23,843

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	59.15%

Prepayment ABS Speed	1.68%

Overcollateralization Target Amount	19,327,957.68
Actual Overcollateralization	19,327,957.68

Weighted Average APR	4.18%
Weighted Average APR, Yield Adjusted	6.00%
Weighted Average Remaining Term	52.68

Delinquent Receivables:
Past Due 31-60 days	5,282,151.70	294
Past Due 61-90 days	1,136,144.66	69
Past Due 91-120 days	314,413.61	22
Past Due 121 + days	0.00	0
Total	6,732,709.97	385

Total 31+ Delinquent as % Ending Pool Balance	1.57%

Recoveries	716,182.84

Aggregate Net Losses/(Gains) - March 2016	329,980.49

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	0.85%
Prior Period Net Loss Ratio	1.54%
Second Prior Period Net Loss Ratio	1.66%
Third Prior Period Net Loss Ratio	0.92%
Four Month Average	1.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Flow of Funds	$ Amount

Collections	20,228,279.54
Advances	(10,651.45)
Investment Earnings on Cash Accounts	5,209.70
Servicing Fee	(387,052.20)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	19,835,785.59

Distributions of Available Funds
(1) Class A Interest	430,127.26
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	17,313,151.38
(7) Distribution to Certificateholders	2,067,329.95
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,835,785.59

Servicing Fee	387,052.20
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 03/15/16	427,495,364.38
Principal Paid	17,313,151.38
Note Balance @ 04/15/16	410,182,213.00

Class A-1
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-2a
Note Balance @ 03/15/16	62,137,682.19
Principal Paid	8,656,575.69
Note Balance @ 04/15/16	53,481,106.50
Note Factor @ 04/15/16	40.8252721%

Class A-2b
Note Balance @ 03/15/16	62,137,682.19
Principal Paid	8,656,575.69
Note Balance @ 04/15/16	53,481,106.50
Note Factor @ 04/15/16	40.8252721%

Class A-3
Note Balance @ 03/15/16	204,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	204,000,000.00
Note Factor @ 04/15/16	100.0000000%

Class A-4
Note Balance @ 03/15/16	84,410,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	84,410,000.00
Note Factor @ 04/15/16	100.0000000%

Class B
Note Balance @ 03/15/16	14,810,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	14,810,000.00
Note Factor @ 04/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	455,304.26
Total Principal Paid	17,313,151.38
Total Paid	17,768,455.64

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	40,907.31
Principal Paid	8,656,575.69
Total Paid to A-2a Holders	8,697,483.00

Class A-2b
One-Month Libor	0.43620%
Coupon	0.71620%
Interest Paid	38,322.03
Principal Paid	8,656,575.69
Total Paid to A-2b Holders	8,694,897.72

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6447060
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.5152380
Total Distribution Amount	25.1599440

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3122695
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.0807305
Total A-2a Distribution Amount	66.3930000

A-2b Interest Distribution Amount	0.2925346
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.0807305
Total A-2b Distribution Amount	66.3732651

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/29/16	73,005.37
Balance as of 03/31/16	62,353.92
Change	(10,651.45)

Reserve Account
Balance as of 03/15/16	1,806,189.65
Investment Earnings	458.98
Investment Earnings Paid	(458.98)
Deposit/(Withdrawal)	-
Balance as of 04/15/16	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65